Net loss per preferred and common unit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Loss Per Preferred And Common Unit
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net loss attributable to unitholders (in thousands)	$(27,794)	$(10,842)	$(52,613)	$(24,703)
Weighted-average units used in computing net loss per unit, basic and diluted	33,509,272	32,772,909	33,509,272	32,600,544
Net loss per preferred unit, basic and diluted	$(0.83)	$(0.33)	$(1.57)	$(0.76)
Net loss per common unit, basic and diluted	$(0.83)	$(0.33)	$(1.57)	$(0.76)

Schedule of operating lease payments

Years Ending December 31,
2022	$1,124
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	$5,663
Less: Imputed interest	(1,229)
Total operating lease liabilities	$4,434

	2021	2020
Lease expense
Operating lease expense	$1,507	$1,479
Short-term lease expense	601	586
Less: Sublease income	(802)	(605)
Total lease expense	$1,306	$1,460